Derivative liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Schedule of change in derivative liabilities

	March 31, 2013 $	December 31, 2012 $

Opening balance	121,000	106,146

Issuance of units	3,681,372	333,356
Dividend Warrant liability acquired on Reverse Acquisition	2,041,680	-
Change in fair value	2,543,574	(318,502)

Closing balance	8,387,626	121,000

$

Opening balance - January 1, 2011	-

Issuance of units	106,146

Closing balance - December 31, 2011	106,146

Issuance of units	333,356
Change in fair value	(318,502)

Closing balance - December 31, 2012	121,000

Warrant Grouping One
Class of Warrant or Right [Line Items]
Schedule of warrant exercisable by exercise price
Exercise dates	Price $Cdn

Up to and including October 31, 2012	0.75
From November 1, 2012 up to December 31, 2012	0.80
From January 1, 2013 up to April 29, 2013	0.90
From April 30, 2013 up to July 30, 2013	1.00
From July 31, 2013 up to October 31, 2013	1.25

Schedule of warrant cashless exercise provision by liquidity event date
Liquidity event date	Portion of warrants to be exercised without cash

By October 31, 2012	10%
By January 1, 2013	an additional 15%
By April 30, 2013	an additional 20%
By July 31, 2013	an additional 25%
By October 31, 2013	an additional 30%

Warrant Grouping Two
Class of Warrant or Right [Line Items]
Schedule of warrant exercisable by exercise price
Exercise dates	Price $Cdn

Up to and including December 31, 2012	0.75
From January 1, 2013 up to March 30, 2012	0.80
From March 31, 2013 up to June 29, 2013	0.90
From June 30, 2013 up to September 29, 2013	1.00
From September 30, 2013 up to December 31, 2013	1.25

Schedule of warrant cashless exercise provision by liquidity event date
Liquidity event date	Portion of warrants to be exercised without cash

By December 31, 2012	10%
By March 31, 2013	an additional 15%
By June 30, 2013	an additional 20%
By September 30, 2013	an additional 25%
By December 31, 2013	an additional 30%